SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cost	$ 9,793	$ 9,771
Less: Accumulated depreciation	(8,399)	(7,196)
Property and equipment, net	1,394	2,575
Computer Equipment [Member]
Cost	259	248
Other Machinery and Equipment [Member]
Cost	7,297	7,286
Office Equipment [Member]
Cost	208	208
Leasehold Improvements [Member]
Cost	$ 2,029	$ 2,029